Share-Based Compensation - Stock Option Exercises (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-Based Compensation.
Options Exercised and Issued from Treasury	500	2,586	1,850
Intrinsic Value	$ 12,984	$ 67,702	$ 22,883